Significant Accounting Policies - Effects of Revision on PHI's Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred income tax liabilities, net	$ 3,208	$ 2,895
Total deferred credits	4,851	4,581
Retained earnings	1,077	1,040	1,027	1,236
Total equity	4,414	4,304	4,198	4,224
As Filed [Member]
Deferred income tax liabilities, net	3,176	2,863
Total deferred credits	4,819	4,549
Retained earnings	1,109	1,072	1,059	1,268
Total equity	4,446	4,336	4,230	4,256
Adjustment [Member]
Deferred income tax liabilities, net	32	32
Total deferred credits	32	32
Retained earnings	(32)	(32)	(32)	(32)
Total equity	$ (32)	$ (32)	$ (32)	$ (32)